CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

18.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2020 and 2021:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Cash and cash equivalents
- Cash on hand	70	74	11
- Cash at bank	56,510	58,285	9,171

Cash and cash equivalents	56,580	58,359	9,182

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

CNY	52,409	37,333	5,874
US$	3,944	20,011	3,148
HK$	227	1,015	160

	56,580	58,359	9,182

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default. As of December 31, 2020 and 2021, there were no cash and cash equivalents pledged as security for the Group's liabilities.